Note 9 - Share Capital (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended				for the six months ended
	April 30, 2025		April 30, 2024		April 30, 2025		April 30, 2024

		Weighted		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average	Number of	average
	options	exercise price	options	exercise price	options	exercise price	options	exercise price

Outstanding, beginning of period	804,494	$15.90	874,393	$15.90	819,125	$15.90	874,393	$15.90
Granted	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	(6,775)	15.90	-	-
Forfeited/cancelled	(3,140)	15.90	(12,600)	15.90	(10,996)	15.90	(12,600)	15.90
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	801,354	$15.90	861,793	$15.90	801,354	$15.90	861,793	$15.90